Fees Summary	Sep. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 362,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	55,460.48
Total Offset Amount	0.00
Net Fee	$ 55,460.48